Supplemental Oil And Gas Disclosure (Unaudited) (Details 4) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Proved	$ 10,003,625	$ 0
Unproved	8,068,427	19,564
Total capitalized costs	18,072,052	19,564
Accumulated depreciation and depletion	2,912,155	0
Net capitalized costs	$ 15,159,897	$ 19,564